                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

                                   COMPANIES

Investment Company Act file number 811-21872

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Catalyst Funds

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(Exact name of registrant as specified in charter)

630 Fitzwatertown Road, Building A, 2nd Floor  Willow Grove, PA  19090

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(Address of principal executive offices)         (Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

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(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

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Date of fiscal year end:  06/30/2007

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Date of reporting period: 12/31/2006

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may

use the information provided on Form N-CSR in its regulatory, disclosure review,

inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR,

and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget

("OMB")  control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,

Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1.   REPORTS TO SHAREHOLDERS

The Semi–Annual Report to Shareholders for the period ended December 31, 2006 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”)(17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT

December 31, 2006

Catalyst Funds

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

February 8, 2007

Dear fellow shareholder,

The Catalyst Value Fund has generated impressive returns during this initial period and is performing up to our expectations.  I am pleased to report that as of December 31, 2006, the returns for both the Class A and C shares, before considering any sales charges, from inception of the Fund on July 31, 2006 to December 31, 2006, strongly outperformed the S&P 500 Total Return Index1 and the Russell 2000 Total Return Index2, which is illustrated in the following table:

	Class A*			S&P 500	Russell 2000
	Without sales charges	With sales load	Class C*	Total Return Index	Total Return Index
Total Return*	17.50%	11.04%	17.10%	12.05%	13.06%

* Aggregate total return, not annualized.  Past performance does not guarantee future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  To request performance information current to the most recent month end, please call 866-447-4228.  There is a maximum sales load of 5.50% (“sales load”) on certain Class A subscriptions.  A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than one year.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

1 The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index; although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.

2 The Russell 2000 Total Return Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index; although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index or the Russell 2000 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and securities comprising the index; so too with the Catalyst Value Fund, which will not invest in certain securities comprising these indices.

The Fund has benefited from its exposure to what we believe to be undervalued small capitalization issues which do not seem to be properly valued by Wall Street.  We continue to rank companies against our two primary stock selection criteria of return on invested capital and earnings yield.  The fundamental human tendencies towards “fear” and “greed” seem to cause people to value companies based on their emotions rather than objective factors.

We continue our efforts towards building out the Fund and believe that these pursuits will contribute towards lowering costs for our shareholders.  Our efforts to ensure the integrity of the portfolio require a watchful eye.  While we believe that picking stocks is best done objectively, there is a fine art to removing stocks from the portfolio that do not appear to be able to continue their return on invested capital ratios into the future.  Companies will continue to be removed from consideration for the Fund if they have been subject to recent frauds, one time gains, or unsustainable market conditions.

As of December 31, 2006, the Fund’s top five holdings were as follows:

Pinnacle Airlines Corp.	7.00%
Imergent, Inc.	5.49%
i2 Technologies, Inc.	4.18%
Footstar, Inc.	3.74%
NVR, Inc.	3.31%

As of December 31, 2006 the Fund’s net assets were divided among economic sectors as follows:

Capital Goods	18.49%
Consumer Staples	14.58%
Basic Materials	13.14%
Energy	10.66%
Technology	10.30%
Transportation	9.84%
Financials	8.09%
Consumer Cyclicals	5.98%
Healthcare	2.72%
Cash, cash equivalents and other assets less liabilities, net	6.20%

The percentages in the above tables are based on net assets of the Fund as of December 31, 2006.  Portfolio holdings are subject to change.

We believe that the objectivity of our investment process in selecting stocks will continue to find relatively obscure companies that may not look particularly attractive at first glance.  However, we believe that it is in these companies where the greatest hidden values can be uncovered. We look forward to a prosperous 2007 and thank you for your continued support.

Sincerely,

David S. Miller

Senior Portfolio Manager

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

CATALYST FUNDS                                                                        SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at inception date (07/31/06) and held for the entire period of 07/31/06 through 12/31/06.  Please note that this table is unaudited.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 07/31/06).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from 07/31/06 through 12/31/06
Actual Fund Return (in parentheses)	Beginning Account Value 07/31/06	Ending Account Value 12/31/06	Expenses Paid During Period*
Catalyst Value Fund Class A (+17.50%)	$ 1,000.00	$ 1,175.00	$ 9.12
Catalyst Value Fund Class C (+17.10%)	1,000.00	1,171.00	12.51

*Expenses are equal to the Fund’s annualized expense ratios of 2.00% and 2.75% for the Catalyst Value Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 153/365 to reflect the  period since inception from 07/31/06 to 12/31/06.

Hypothetical 5% Fund Return**	Beginning Account Value 06/30/06	Ending Account Value 12/31/06	Expenses Paid During Period***
Catalyst Value Fund Class A	$ 1,000.00	$ 1,015.12	$ 10.16
Catalyst Value Fund Class C	1,000.00	1,011.34	13.94

**The hypothetical example has been calculated assuming that the Fund’s date of inception was 06/30/06.

***Expenses are equal to the Fund’s annualized expense ratios of 2.00% and 2.75% for the Catalyst Value Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 866-447-4228.  Please read it carefully before you invest or send money.

CATALYST FUNDS
VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2006		SEMI-ANNUAL REPORT

COMMON STOCK - (93.80%)	Shares	Value

AGRICULTURE - (2.75%)
Loews Corp. - Carolina Group	257	$ 16,633

AIRLINES - (9.84%)
Pinnacle Airlines Corp. *	2,513	42,344
World Air Holdings, Inc. *	1,946	17,164
		59,508

APPAREL - (11.82%)
Bakers Footwear Group, Inc. *	1,368	12,367
Footstar, Inc. *	3,450	22,597
RG Barry Corp. *	2,360	17,134
Wet Seal, Inc. *	2,906	19,383
		71,481

AUTO PARTS - (5.85%)
Autozone, Inc. *	140	16,178
Lear Corp.	650	19,195
		35,373

CHEMICALS - (5.99%)
Ciba Specialty Chemicals AG - ADR	573	19,087
Pioneer Cos., Inc. *	598	17,139
		36,226

COAL - (1.70%)
Fording Canadian Coal Trust	495	10,271

COMMERCIAL SERVICES - (2.78%)
Live Nation, Inc. *	750	16,800

COMPUTERS & COMPUTER SERVICES - (0.63%)
Patriot Scientific Corp.	6,257	3,829

ELECTRICAL COMPONENTS & EQUIPMENT - (1.43%)
Encore Wire Corp.	392	8,628

FINANCIAL SERVICES - (8.09%)
American Express Co.	270	16,381
Ameriprise Financial, Inc.	315	17,167
Calamos Asset Management, Inc.	572	15,347
		48,895

HEALTHCARE PRODUCTS - (2.72%)
Respironics, Inc. *	436	16,459

HOME BUILDERS - (6.28%)
Meritage Homes Corp. *	377	17,990
NVR, Inc. *	31	19,995
		37,985

INTERNET SERVICE & SOFTWARE- (9.67%)
i2 Technologies, Inc. *	1,107	25,262
Imergent, Inc. *	1,158	33,165
		58,427

LEISURE & RECREATION - (2.26%)
Aldila, Inc.	916	$ 13,658

MACHINERY - (3.29%)
Gencor Industries, Inc. *	1,652	19,907

MINING - (2.53%)
Freeport-McMoRan Copper & Gold, Inc.	274	15,270

MISCELLANEOUS MANUFACTURING - (5.51%)
Freightcar America, Inc.	281	15,581
PW Eagle, Inc.	513	17,699
		33,280
OIL & GAS - (10.66%)
Exxon Mobil Corp.	83	6,360
Norsk Hydro ASA - ADR	547	16,776
Patterson-UTI Energy, Inc.	529	12,289
Pengrowth Energy Trust	649	11,169
Repsol YPF SA - ADR	518	17,871
		64,465

TOTAL COMMON STOCK (Cost $480,435)		567,095

SHORT-TERM INVESTMENTS - (6.02%)
Huntington National Bank Money Market IV, 4.42% ** (Cost $36,429)	36,429	36,429

TOTAL INVESTMENTS (Cost $516.864) - 99.82%		$ 603,524

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.18%		1,083

NET ASSETS - 100%		$ 604,607

* Non-income producing security.
** Rate shown represents the rate at December 31, 2006, is subject to change and resets daily.
ADR American Depositary Receipt

The following information for the Catalyst Value Fund is presented on an income tax basis as of December 31, 2006:

Cost of Investments		$ 516,864
Gross Unrealized Appreciation		108,781
Gross Unrealized Depreciation		(22,121)
Net Unrealized Appreciation		$ 86,660

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2006 (Unaudited)

Value Fund
Assets:
Investments, at market (cost: $516,864)	$603,524
Receivables:
Dividends	588
Interest	130
Due from Manager	8,241
Prepaid expenses	3,381
Total assets	615,864

Liabilities:
Payables:
Distribution fees	461
Other liabilities and accrued expenses	9,840
Due to administrator	956
Total liabilities	11,257
Net Assets	$604,607

Net Assets consist of:
Paid-in capital	$522,587
Accumulated net investment loss	(704)
Accumulated realized capital loss	(3,936)
Net unrealized appreciation on investments	86,660

Total Net Assets (Unlimited shares of beneficial interest authorized;
51,452 shares issued and outstanding)	$604,607

Class A shares:
Net Assets applicable to 51,252 shares outstanding	$602,264
Net Asset Value and redemption price per share	$11.75

Offering price per share Class A *	$12.43

Redemption price per share Class A **	$11.63

Class C shares:
Net Assets applicable to 200 shares outstanding	$2,343
Net Asset Value, offering and redemption price per share	$11.71

*	A maximum front-end sales charge (load) of 5.50% is imposed on purchases of Class A shares.
**

 In the case of investments in Class A shares made at or above the $1 million breakpoint (when an initial sales charge has not been imposed), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

Value Fund *

For the period July 31, 2006 to
December 31, 2006
(Unaudited)
Investment income:
Interest	$874
Dividends	2,654
Total investment income	3,528

Expenses:
Management fees	2,641
Distribution (12b-1) fees - Class A	526
Distribution (12b-1) fees - Class C	9
Legal fees	7,497
Accounting and transfer agent fees and expenses	6,951
Audit fees	5,825
Miscellaneous	4,616
Compliance officer compensation	2,915
Trustee fees	2,061
Custody fees	1,832
Registration fees	967
Printing fees	500
Insurance fees	219
Total expenses	36,559
Less: fees waived and expenses absorbed	(32,327)
Net expenses	4,232

Net investment loss	(704)

Realized and unrealized gain (loss) on investments:
Net realized loss	(3,936)
Net change in unrealized appreciation on investments	86,660
82,724

Net increase in net assets resulting from operations	$82,020

* The Value Fund commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS	SEMI-ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

Value Fund *

For the period July 31, 2006 to
December 31, 2006
(Unaudited)
Increase in Net Assets
Operations:
Net investment loss	$(704)
Net realized loss on investments	(3,936)
Net change in unrealized appreciation on investments	86,660
Net increase in net assets resulting from operations	82,020

Increase in net assets from Fund share
transactions (Note 2)	422,587

Total increase in net assets	504,607

Net Assets:
Beginning of period	100,000
End of period	$604,607

* The Value Fund commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS			SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Value Fund *

	Class A		Class C

	For the Period		For the Period
	July 31, 2006 to		July 31, 2006 to
	December 31, 2006		December 31, 2006
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.00		$10.00

Investment Operations:
Net investment loss (a)	(0.01)		(0.05)
Net realized and unrealized gain on
investments	1.76		1.76
Total from investment operations	1.75		1.71

Net Asset Value, End of Period	$11.75		$11.71

Total Return (b)	17.50%		17.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$602		$2

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	17.30%	[1]	23.79%	[1]
After fees waived and expenses absorbed	2.00%	[1]	2.75%	[1]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(15.63)%	[1]	(22.15)%	[1]
After fees waived and expenses absorbed	(0.33)%	[1]	(1.12)%	[1]

Portfolio turnover rate	6.53%		6.53%

(a)	Net investment loss per share is based on average shares outstanding.
(b) Aggregate total return, not annualized.
[1] Annualized.
*	The Value Fund Class A and Class C shares commenced operations on July 31, 2006.

The accompanying notes are an integral part of these financial statements.

 CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (Unaudited)

                      SEMI -ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Catalyst Funds (the "Trust") was organized as an Ohio Business Trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 ("`1940 Act").  The sole series of the Trust is the Catalyst Value Fund (the “Fund”).  The Fund became effective with the SEC on July 14, 2006 and commenced operations on July 31, 2006.  The Fund is non-diversified.  The Fund has two classes of shares authorized, Class A and Class C.  Each class differs as to sales and redemption charges, and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  The Fund’s investment objective is to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund.  The preparation of the financial statements, in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities.  Actual results could differ from those estimates.

a)

Investment Valuation - The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Standard Time) on each day when the New York Stock Exchange is open for trading.  Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.  At December 31, 2006, no securities were fair valued.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b)

Federal Income Tax – The Trust intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

c)

Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

d)

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

e)

Other—Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (Unaudited)

                      SEMI -ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Catalyst Value Fund Class A and Class C shares for the period from July 31, 2006 to December 31, 2006 were as follows:

	Class A
	Shares	Amount
Sold	41,252	$ 420,587
Redeemed	-	-
Net Increase	41,252	$ 420,587

	Class C
	Shares	Amount
Sold	200	$ 2,000
Redeemed	-	-
Net Increase	200	$ 2,000

(3)

INVESTMENT TRANSACTIONS

For the period from July 31, 2006 to December 31, 2006, aggregate purchases and sales of investment securities (excluding short-term investments) for the Catalyst Value Fund were as follows:

Purchases	Sales
$510,537	$26,166

There were no government securities purchased or sold during the period.

(4)

ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Catalyst Capital Advisors LLC (the "Manager") acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager furnishes an investment program for the Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Trust to the investments of the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the period from July 31, 2006 to December 31, 2006, the Value Fund incurred $2,641 of management fees, before the waiver and reimbursement described below, with $0 remaining payable at December 31, 2006.

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at 2.00% for Class A and 2.75% for Class C of the Value Fund's average daily net assets through June 30, 2007.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.  For the period from July 31, 2006 to December 31, 2006, the Manager waived management fees of $2,641 and reimbursed $29,686 of Fund expenses.

A Trustee of the Trust is the managing member of the Manager.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (Unaudited)

                      SEMI -ANNUAL REPORT

(4)

ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. (“Matrix”).  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services to the Trust, the Fund pays the greater of $4,500 per year or an annualized fee equal to 0.15% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  For the period from July 31, 2006 to December 31, 2006, Matrix earned $1,874 for such services, with $374 remaining payable at December 31, 2006.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a $7,000 per year base fee per series.  For the period from July 31, 2006 to December 31, 2006, Matrix earned $2,915 of compliance fees, with $582 remaining payable at December 31, 2006.

Matrix Capital Group also acts as Distributor of the Trust’s shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund may pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds.  For the period from July 31, 2006 to December 31, 2006, The Catalyst Value Fund incurred $526 and $9 of 12b-1 fees attributable to Class A and Class C shares, respectively.

(5)

TAX MATTERS

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year and will be provided in the Fund’s June 30, 2007 Annual Report.

There were no distributions for the period from July 31, 2006 to December 31, 2006 for the Catalyst Value Fund.

(6)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940.  As of December 31, 2006, David S. Miller held 35.26% of Class A Catalyst Value Fund.  Mr. Miller is an officer of the Manager and the Portfolio Manager to the Fund.  As of December 31, 2006, Aaron T. Berman held 100.00% of Class C Catalyst Value Fund.

(7)

NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required no later than June 29, 2007 and is to be applied to all open tax years as of the effective date.  At this time, management is evaluating the implication of FIN 48 and its impact in the financial statements has not yet been determined.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 (Unaudited)

                      SEMI -ANNUAL REPORT

(7)

NEW ACCOUNTING PRONOUNCEMENTS (continued)

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of Catalyst Funds, including the Independent Trustees, unanimously adopted the proposed Management Agreement between the Trust, on behalf of the Catalyst Value Fund, and Catalyst Capital Advisors LLC at a meeting of the Board of Trustees held on June 21, 2006.  The Board reviewed, considered and discussed such information as the Board deemed necessary to evaluate the proposed Management Agreement.  The Board reviewed a memo from counsel regarding the duties of Trustees with respect to approval of investment advisory contracts.  They discussed with counsel the fact that in fulfilling their responsibilities to a fund and its shareholders, Trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the Fund.  They also discussed the specific factors Trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following:  the investment performance of the Fund and the investment advisor; the nature, extent and quality of the services provided by the investment advisor to the Fund; the costs of the services to be provided and the profits to be realized by the advisor and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

Finally, counsel discussed with the Board the fact that the 1940 Act and court decisions place the responsibility on the Board of Trustees (and especially the Independent Trustees) to exercise their good faith business judgment on behalf of the Fund and its shareholders in determining whether to enter into or renew an investment advisory contract.  Counsel also noted that Trustees must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations and that their review should generally involve two fundamental areas of inquiry: the nature and quality of the services provided under the investment advisory contract and the reasonableness of the fee.

The Trustees reviewed the proposed Management Agreement between the Trust and the Advisor, copies of which had previously been supplied to the Trustees for their review.  As to the Advisor’s business and qualifications of its personnel, the Trustees examined a copy of the Advisor’s registration statement on Form ADV and discussed the experience of the Advisor’s portfolio manager and managing director.  The Trustees noted that the Advisor is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Advisor informed the Trustees that it does not have an affiliated broker-dealer through which Fund transactions could be executed.  The Trustees noted that the Advisor will receive the benefits of 12b-1 fees.

As to the nature, extent and quality of the services to be provided by the Advisor to the Fund, the Trustees considered that, under the terms of the Management Agreement, the Advisor would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Advisor in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  The Advisor will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.  The Advisor will furnish any reports, evaluations, information or analysis to the Trust as the Board of Trustees may request from time to time or as the Advisor deems to be desirable.  The Advisor also will advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Trust.  The Advisor will pay the compensation and expenses of any persons rendering any services to the Trust who are directors, officers, employees, members or stockholders of the Advisor and will make available, without expense to the Fund, the services of such of the Advisor’s employees as may duly be elected by trustees or officers of the Trust.  Notwithstanding the foregoing, the Advisor is not obligated to pay the compensation or expenses of the Trust's Chief Compliance Officer.  The Advisor will pay all advertising, promotion and other distribution expenses incurred in connection with the Fund’s shares to the extent such expenses are not permitted to be paid by the Fund under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  The Trustees noted that the Advisor had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as the federal securities laws.

The Trustees considered the scope of the services to be provided by the Advisor, and noted that the Advisor is responsible for maintaining and monitoring the compliance programs for itself and the Fund.  The Trustees considered the investment experience of the Advisor’s portfolio manager, and the management experience of the Advisor’s managing director, as well as the quality of the administrative services that they expect to receive from the Advisor.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement.

Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, as to the investment performance of the Advisor, the Trustees did consider the model investment results produced by the portfolio manager.  Based upon their review, the Trustees concluded that the Advisor’s model performance was satisfactory.  The Board stated that because there was no performance to review, they expected the Advisor to carefully monitor portfolio compliance and performance.

As to the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees reviewed the Advisor's estimates of its profitability and its financial condition.  The Board discussed the fact that portfolio trades for the Fund may be executed through Matrix.  The Trustees discussed the financial benefits of those arrangements to Matrix.  Based on their review, the Trustees concluded that they were satisfied that the Advisor’s expected level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund and compared those fees to management fees paid by funds in a peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group.  The information showed that each Fund’s contractual management fee of 1.25% was within the range for the peer group, while each Fund’s total expense ratio was above the average expense ratio of the peer group but within the range of total expenses.  The Trustees also considered the Advisor’s agreement to waive fees or reimburse expenses to the extent that the Fund’s total operating expenses exceed certain limits.  The Trustees concluded that the Fund’s management fees were acceptable in light of the quality of services the Fund expected to receive from the Advisor and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Advisor to share its economies of scale with a Fund and its shareholders if it experiences a substantial growth in assets.  However, the Trustees recognized that that Fund had not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

The Board then temporarily adjourned and the Independent Trustees then met in executive session with counsel.

The Board of Trustees, including a majority of those who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, then approved the Management Agreement between Catalyst Funds, on behalf of the Catalyst Value Fund, and Catalyst Capital Advisors LLC.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Advisory Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 866-447-4228; and on the Commission’s website at http://www.sec.gov.

Catalyst Funds

5 Abbington Drive

Lloyd Harbor, NY  11743

INVESTMENT ADVISER

Catalyst Capital Advisors, LLC

5 Abbington Drive

Lloyd Harbor, NY  11743

ADMINISTRATOR & TRANSFER AGENT

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

335 Madison Avenue

11th Floor

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

Two Penn Center Plaza

Suite 820

Philadelphia, PA  19102-1732

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington Bancshares, Inc.

7 Easton Oval

Columbus, OH  43219

ITEM 2.   CODE OF ETHICS.

          Not applicable at this time

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

    Not applicable at this time.

ITEM 6.   SCHEDULE OF INVESTMENT

          Included in Semi-Annual report to Shareholders filed under item 1 of this form.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

    MANAGEMENT INVESTMENT COMPANIES.

          Not applicable Fund is an open-end management investment company.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable Fund is an open-end management investment company.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMETN INVESTMENT

          COMPANY AND AFFILIATED PURCHASERS

          Not applicable Fund is an open-end management investment company.

ITEM 10.  SUMBISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

          There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive and principal financial officers has concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)There were so significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS

(1)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Funds

/s/Christopher F. Anci

By Christopher F. Anci, President         -------------------

Date:  March 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the

Following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Christopher F. Anci

By Christopher F. Anci, President         -------------------

Date: March 5, 2007

/s/ David F. Ganley

By David F. Ganley, Treasurer             -------------------

Date:  March 5, 2007